Other payables and accrued liabilities	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 8 — Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Payroll payables	4,743,336	4,993,374	697,535
Other payables	2,909,861	4,255,119	594,407
Total	7,653,197	9,248,493	1,291,942